PROSHARES TRUST
ProShares Bitcoin-Denominated Nasdaq-100 ETF
(the “Fund”)
Supplement dated March 28, 2025
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated March 28, 2025, as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.